Property and equipment, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 47,429	$ 44,588
Less: accumulated depreciation and amortization	(21,508)	(15,958)
Property and equipment, net	25,921	28,630
Depreciation and amortization	5,666	5,482	$ 6,011
Disposal group, including discontinued operation, depreciation and amortization			$ 2,357
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	8,074	6,784
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	2,411	2,322
Electronic equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	270	232
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	26,119	26,103
Capitalized internal-use software costs
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 10,555	$ 9,147